Investment Strategy	May 28, 2026
Invesco MSCI North America Climate ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
3.
The third paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
To construct the Parent Index, the Index Provider conducts screens on the companies within the MSCI ACWI ex Select Countries Index (the “Index Universe”) to exclude companies in the business of controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons apply only to companies classified (based on the Index Provider’s methodology) in countries that are neither members of the North Atlantic Treaty Organization (“NATO”), NATO Indo-Pacific partners (as determined by the Index Provider), nor Switzerland. Exclusions for companies in the business of thermal coal mining and thermal coal-based power generation are based on criteria that evaluates if such companies do not have at least one active carbon emissions reduction target approved by the Science Based Targets initiative (“SBTi”), and a certain percentage of revenue thresholds.
4.
The sixth paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
The final portfolio of securities is constructed according to certain constraints within the Parent Index methodology that are designed to minimize exposure to physical and transition risks of climate change:
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at least a 6% average reduction per year in greenhouse gas (“GHG”) emissions relative to a company’s enterprise value including cash, taking into account the company’s Scope 1 and 2 emissions relative to the GHG Intensity of the Index Universe. Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by an organization. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the organization. GHG Intensity measures a company’s Scope 1 and 2 emissions relative to its enterprise value including cash.
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at least a 20% increase, relative to the Index Universe, in the aggregate weight of companies having one or more active carbon emissions reduction target(s) approved by the SBTi, starting from December 2021.
Please Retain This Supplement for Future Reference.